Gross and Net Realized Investment (Losses) Gains (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investment gains/losses [Line Items]
OTTI	$ (105,418)	$ (21,286)	$ (58,975)	$ (6,445)	$ (15,048)
Net gains on available for sale securities	(53,533)	(8,487)	35,042	79,251	108,336
Gross gains on exchanges	0	33,559	31,832	0	44,179
Gross losses on exchanges	(11)	(11)	(11)	(84)	(11)
OTTI			0	0	(91)
Net (losses) gains on held-to-maturity securities	(11)	33,548	31,821	(84)	44,077
(Provision) benefit for mortgage loans on real estate	(5,800)	0	(2,400)	5,000	18,500
Gains for mortgage loans on real estate			0	0	4,929
Investment in affiliates			0	(6,500)	11,810
Gain (loss) on real estate sales	0	5,929	5,929	0	(29)
Net gains on sales of acquired loans	365	18,081	24,027	95	674
Gain on equity method investments	446	0
Other	0	(4)	(6)	0	0
Realized investment (losses) gains, net	(58,533)	49,067	94,413	77,762	188,297
Fixed-maturity securities
Investment gains/losses [Line Items]
Gross gains on sales	107,887	14,077	108,094	96,698	160,091
Gross losses on sales	(56,002)	(1,278)	(15,272)	(11,114)	(36,798)
OTTI	(105,418)	(21,286)	(57,598)	(6,445)	(14,957)
Net gains on available for sale securities	(53,533)	(8,487)	35,224	79,139	108,336
Equity securities
Investment gains/losses [Line Items]
Gross gains on sales	0	2	2	113	0
Gross losses on sales	$ 0	$ (2)	(184)	(1)	0
Net (losses) gains on equity securities			$ (182)	$ 112	$ 0